INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES	12 Months Ended
Dec. 31, 2024
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

NOTE 15 – INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

Income tax payable by company is presented below:

	As of December 31,
	2024	2023
Núcleo	3,070	3,352
NYSSA	573	393
Adesol	390	276
Opalker	34	26
TSMA	1,442	—
Telecom USA	40	—
Inter Radios	13	—
Pem	—	101
	(*)5,562	4,148

(*)Includes $ (3,313) million corresponding to the currency translation adjustments on initial balances of foreign subsidiaries, RECPAM and to compensation made with tax credits. It also includes $423 million added to the acquisition of TSMA during 2024.

Deferred Income tax assets and liabilities, net and the actions for recourse tax receivable are presented below:

	As of December 31,
	2024	2023
Tax carryforward	(50,689)	(1,313,027)
Allowance for doubtful accounts	(37,878)	(44,575)
Legal Claims and contingent liabilities	(10,906)	(19,430)
PP&E, intangible assets and right of use assets	1,580,389	1,653,448
Cash dividends from foreign companies	24,083	36,206
Income tax inflation adjustment effect	178,413	878,247
Other deferred tax liabilities (assets), net	(1,947)	(421)
Total deferred tax liabilities, net	1,681,465	1,190,448
Actions for recourse tax receivable	(1,083)	(2,360)
Total deferred tax liability, net	(*)1,680,382	1,188,088

Net deferred tax assets	(40,237)	(36,693)
Net deferred tax liabilities	1,720,619	1,224,781

(*)Includes $7,134 million of currency translation adjustments on foreign subsidiaries’ initial balances and $1,409 million of deferred tax liabilities from the acquisitions of TSMA and Manda.

As of December 31, 2024, Telecom Argentina and some subsidiaries have cumulative tax loss carryforwards of $145,360 million, (including $420 million of unrecognized tax loss carryforwards for considering them non-recoverable), that calculated considering statutory income tax rate, represent a deferred tax asset of $50,689 million.

The detail of the maturities of estimated tax carryforward is disclosed:

		Tax carryforward
	Tax carryforward	amount as of	Tax carryforward
Company	generation year	12.31.2024	expiration year
Telecom	2023	55,707	2028
Micro Sistemas	2021	293	2026
Micro Sistemas	2022	4,176	2027
Micro Sistemas	2023	21,522	2028
Micro Sistemas	2024	62,362	2029
Ubiquo	2022	295	No deadline
Ubiquo	2023	70	No deadline
Pem	2024	35	2029
Manda	2023	479	2028
AVC	2021	4	2026
AVC	2022	45	2027
AVC	2023	159	2028
AVC	2024	87	2029
Cable Imagen	2021	7	2026
Cable Imagen	2022	20	2027
Cable Imagen	2023	61	2028
Cable Imagen	2024	38	2029
		145,360

Income tax benefit (expense) differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	Years ended December 31,
	2024	2023	2022

	Profit (loss)
Income (loss) before income tax expense	1,759,242	(1,561,564)	(1,920,042)
Non-taxable items – Earnings from associates and joint ventures	13,994	5,014	(6,773)
Non-taxable items – Impairment of Goodwill charges	—	—	2,017,803
Non-taxable items – Other	(2,294)	3,450	12,672
Restatement in current currency of Equity, Goodwill and others	1,246,350	2,699,364	2,070,414
Subtotal	3,017,292	1,146,264	2,174,074
Effective income tax rate	34.31%	33.65%	34.41%
Income tax expense at statutory tax rate of each subsidiary	(1,035,341)	(385,672)	(748,157)
Deferred tax liability restatement in current currency and others	1,632,943	2,455,250	1,790,848
Income tax inflation adjustment	(1,089,173)	(1,141,442)	(814,768)
Actions for recourse	—	—	(9)
Income tax on cash dividends of foreign companies	(7,458)	(29,733)	(8,701)
Income tax benefit (expense) (*)	(499,029)	898,403	219,213

Current tax	(13,299)	(7,700)	144,915
Deferred tax	(485,730)	906,103	74,298
Income tax benefit (expense)	(499,029)	898,403	219,213

(*)	In 2024 and 2023 includes $ 3,306 million and $(1,516) million, respectively corresponding to the adjustment made in the Income tax affidavit of 2023 and 2022, respectively

In 2024 and 2022 include $62,188 million and $153,758 million, respectively, corresponding to the adjustment made in the Income tax calculation of 2024 and the Income tax affidavit of 2021, respectively, which include, among others, the effects related to the full application of the tax inflation adjustment mechanisms detailed in “Income Tax – Inflation Adjustment for Tax Purposes”.

(**)	Includes $261 million, in 2024 corresponding to a computable withholding arising from the subsidiary MFH, which is not subject to income tax.

Income tax - Actions for recourse filed with the Tax Authority

During 2015 and 2022, Telecom Argentina filed actions for recourse with the AFIP to claim the full tax overpaid for fiscal years from 2009 to 2017 for a total amount of approximately $2,039 million plus interest (in currency of the transaction date), under the argument that the lack of application of the income tax inflation adjustment is confiscatory based on the similarities with the parameters put forward in the matter of “Candy S.A.” as in the matter of “Distribuidora Gas del Centro”, heard by the National Supreme Court of Justice in whose verdicts, the Supreme Court ruled for the application of the inflation adjustment mechanism for the 2002 fiscal year. In a similar vein, the Supreme Court issued a decision on October 25, 2022, in the matter of “Telefónica de Argentina” for the fiscal periods 2008 and 2009. In that matter, it not only ratifies the “Candy” Judgment but also clarifies that, for the purposes of demonstrating confiscation, not only is the adjustment mechanism provided for in Title VI of the law applicable, but it also allows price variations to be reflected for the calculation of amortizations and costs of used and intangible goods and tax loss carryforward.

In the years 2019, 2021 and 2022, the AFIP has rejected the actions for recourse corresponding to fiscal years 2009 to 2013 and 2015.Therefore, Telecom filed four actions for recourse before the National Court of First Instance.

The Company’s Management, with the assistance of its tax advisors, understands that the arguments presented by the Company follow the same criteria as those considered by the Supreme Court of Justice in similar precedents, among others. Therefore, the Company should obtain a favorable resolution to such claims.

Consequently, the Company maintained a non-current tax credit of $1,083 million as of December 31, 2024. For the measurement and update of the tax credit, the Company has estimated the amount of the tax determined in excess for the years 2009-2017 weighting the likelihood according to the jurisprudential antecedents known as of the date of the Consolidated Financial Statements.

Income Tax – Inflation Adjustment for Tax Purposes

Given the judicial precedents detailed above related to the different mechanisms used to recognize the effect of inflation in the assessment of income tax, on May 6, 2022, the Company filed the income tax return corresponding to fiscal year 2021, taking into account the restatement of the tax amortization of all its fixed and intangible assets pursuant to Articles 87 and 88 of the Income Tax Law and applying the tax loss carry-forwards from previous years in accordance with the restatement mechanism provided under Article 25 of such Law.

Taxes were so assessed because failure to apply the above-mentioned inflation adjustment mechanisms for tax purposes would result in actual taxable income that would yield an effective tax rate for fiscal year 2021 that qualifies as confiscatory. If the Company had not fully applied the inflation adjustment mechanisms for tax purposes, the income tax due would have absorbed 100% of the Company’s taxable income and would have even absorbed part of the equity value that generates said taxable income, yielding an effective tax rate of 146.6%.This would have exceeded any reasonable limits to the burden of taxation, thus qualifying as confiscatory and seriously infringing Telecom’s constitutional guarantees and rights.

Therefore, together with its income tax return for the fiscal year 2021, the Company made a filing with the AFIP, protected by tax secrecy procedural regulations, in order to safeguard its rights, in the spirit of transparency that guides Telecom’s actions.

As a consequence of the foregoing, the income tax due for the year 2022 includes a decrease of $7,517 million ($104,346 million in current currency as of September 30, 2025), assessed taking into account the weighted probability of occurrence, based on the above-mentioned judicial precedents.

The Company’s Management, with the assistance of its tax advisors, believes that the arguments presented by the Company in its filing with the AFIP follow the same criteria as those disclosed under “Income Tax – Reimbursement Claims filed with the Tax Authority” which were considered by the Supreme Court of Justice in the precedents cited above, among others. Therefore, the Company believes that it has strong grounds to defend the criteria applied.

Regarding 2024 tax period, the income tax provision has been calculated following the guidelines indicated in the first paragraph. This, taking into account that the relationship that arises between the tax determined without the full application of the aforementioned adjustment mechanisms for tax inflation and the true taxable result for the year, causes the application of an effective tax rate for the year 2024 that is confiscatory according to case law.